Goodwill and intangible assets - Intangible Assets by Type (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 4,185	$ 4,177
Accumulated amortization	(1,331)	(1,276)
Net carrying amount	2,854	2,901	$ 2,991
Securities Services
Intangible Assets by Major Class [Line Items]
Net carrying amount	164	193	230
Market and Wealth Services
Intangible Assets by Major Class [Line Items]
Net carrying amount	378	384	$ 392
Finite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,605	1,605
Accumulated amortization	(1,331)	(1,276)
Net carrying amount	$ 274	329
Finite-lived Intangible Assets | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	10 years
Finite-lived Intangible Assets | Customer contracts | Securities Services
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 731	731
Accumulated amortization	(567)	(539)
Net carrying amount	164	192
Finite-lived Intangible Assets | Customer contracts | Market and Wealth Services
Intangible Assets by Major Class [Line Items]
Gross carrying amount	280	280
Accumulated amortization	(273)	(267)
Net carrying amount	$ 7	13
Finite-lived Intangible Assets | Customer contracts | Weighted Average | Securities Services
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	10 years
Finite-lived Intangible Assets | Customer contracts | Weighted Average | Market and Wealth Services
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	3 years
Finite-lived Intangible Assets | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 553	553
Accumulated amortization	(479)	(461)
Net carrying amount	$ 74	92
Finite-lived Intangible Assets | Customer relationships | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	8 years
Finite-lived Intangible Assets | Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 41	41
Accumulated amortization	(12)	(9)
Net carrying amount	$ 29	32
Finite-lived Intangible Assets | Other | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	13 years
Indefinite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 2,580	2,572
Net carrying amount	2,580	2,572
Indefinite-lived Intangible Assets | Tradenames
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,292	1,290
Net carrying amount	1,292	1,290
Indefinite-lived Intangible Assets | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,288	1,282
Net carrying amount	$ 1,288	$ 1,282